Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000253542
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CERY
Without Sales Load [Member] | C000253542
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	14.75%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	22.00%	21.05%
SSGA Index: Bloomberg Enhanced Roll Yield Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Enhanced Roll Yield Total Return Index
Average Annual Return, Percent	13.49%	15.28%